CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	USD ($)	Ordinary Share USD ($) shares	Additional Paid-In Capital USD ($)	Accumulated other comprehensive loss USD ($)	PRC Statutory Reserves USD ($)	Retained Earnings USD ($)	Non-controlling Interests USD ($)	Treasury Stock USD ($)	ZHEJIANG TIANLAN CNY (¥)	Zhejiang Tianlan Share Capital CNY (¥)	Zhejiang Tianlan Capital Reserve CNY (¥)	Zhejiang Tianlan PRC Statutory Reserve CNY (¥)	Zhejiang Tianlan Retained Earnings CNY (¥)	Zhejiang Tianlan Non Controlling Interests CNY (¥)
Balance, amount at Dec. 31, 2021	$ 14,801,000	$ 123,000	$ 9,670,000	$ 787,000	$ 316,000	$ 3,774,000	$ 917,000	$ (786,000)	¥ 192,620,000	¥ 82,572,000	¥ 35,761,000	¥ 16,582,000	¥ 55,409,000	¥ 5,296,000
Balance, shares at Dec. 31, 2021 | shares		7,899,832
Foreign currency translation adjustment	(115,000)	$ 0	0	(62,000)	0	0	(53,000)	0
Appropriation of reserves | ¥									0	0	0	1,442,000	(1,442,000)	0
Dividend paid	(464,000)	0	0	0	0	(464,000)	0	0	(9,400,000)	0	0	0	(9,082,000)	(318,000)
Stock-based compensation expense	45,000	0	45,000	0	0	0	0	0
Appropriation to statutory reserve	0	0	0	0	46,000	(46,000)	0	0
Net income for the year	539,000	0	0	0	0	369,000	170,000	0	15,766,000	0	0	0	14,308,000	1,458,000
Balance, amount at Dec. 31, 2022	14,806,000	$ 123,000	9,715,000	725,000	362,000	3,633,000	1,034,000	(786,000)	198,986,000	82,572,000	35,761,000	18,024,000	56,193,000	6,436,000
Balance, shares at Dec. 31, 2022 | shares		7,899,832
Foreign currency translation adjustment	(9,000)	$ 0	0	8,000	0	0	(17,000)	0
Appropriation of reserves | ¥									301,000	0	0	7,387,000	(7,387,000)	301,000
Stock-based compensation expense	47,000	0	47,000	0	0	0	0	0
Appropriation to statutory reserve	0	0	0	0	(20,000)	20,000	0	0
Net income for the year	1,650,000	0	0	0	0	1,828,000	(178,000)	0	70,537,000	0	0	0	70,171,000	366,000
Purchase 10,700 shares of treasury stock	(14,000)	0	0	0	0	0	0	(14,000)
Dividend paid | ¥									(13,829,000)	0	0	0	(13,211,000)	(618,000)
Balance, amount at Dec. 31, 2023	16,480,000	$ 123,000	9,762,000	733,000	342,000	5,481,000	839,000	(800,000)	255,995,000	82,572,000	35,761,000	25,411,000	105,766,000	6,485,000
Balance, shares at Dec. 31, 2023 | shares		7,899,832
Foreign currency translation adjustment	(19,000)	$ 0	0	(20,000)	0	0	1,000	0
Appropriation of reserves | ¥									980,000			1,686,000	(1,686,000)	980,000
Dividend paid	(617,000)	0	0	0	0	(617,000)	0	0	(12,798,000)				(12,798,000)
Stock-based compensation expense	12,000	0	12,000	0	0	0	0	0
Appropriation to statutory reserve	0	0	0	0	3,000	(3,000)	0	0
Net income for the year	845,000	0	0	0	0	734,000	111,000	0	14,465,000	0	0	0	14,767,000	(302,000)
Purchase 10,700 shares of treasury stock	(7,000)	0	0	0	0	0	0	(7,000)
Balance, amount at Dec. 31, 2024	$ 16,694,000	$ 123,000	$ 9,774,000	$ 713,000	$ 345,000	$ 5,595,000	$ 951,000	$ (807,000)	¥ 258,642,000	¥ 82,572,000	¥ 35,761,000	¥ 27,097,000	¥ 106,049,000	¥ 7,163,000
Balance, shares at Dec. 31, 2024 | shares		7,899,832